Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
Note 22. Subsequent events
On January 26, 2022, the Company completed the redemption of all of its outstanding warrants that were issued under the Warrant Agreement, dated September 9, 2020 (the “Warrant Agreement”), between the Company and Continental Stock Transfer & Trust Company, as warrant agent, that remained outstanding at 5:00 p.m., New York City time, on January 19, 2022 (the “Redemption Time”) at a redemption price of
 $0.10 per warrant. Pursuant to the terms of the Warrant Agreement, prior to the Redemption Time, the warrant holders were permitted to exercise their warrants either (a) on a cash basis by paying the exercise price of $11.50 per warrant in cash or (b) on a “cashless basis,” in which case the holder would receive 0.265 shares of the Company’s Class A common stock per warrant. Between December 20, 2021 and the Redemption Time, warrant holders elected to exercise 134,443 warrants on a cash basis for $1.5 million, and 18,692,120 warrants on a “cashless basis,” resulting in the issuance by the Company of 5,087,612 shares of Class A common stock (the “Warrant Shares”). At the Redemption Time, the Company redeemed 1,370,760 warrants for $0.1 million. The Warrant Shares were issued in transactions not requiring registration under the Securities Act in reliance on the exemption contained in Section 3(a)(9) of the Securities Act.
In addition, on January 31, 2022, the Company issued a total of 7,500,000 shares (the “Optional Shares”) of Class A common stock, par value $0.0001 per Class A common stock, at a price of $10.00 per share, for an aggregate purchase price of $75 million, to SIS and certain clients of Starboard Value LP (collectively, the “Purchasers”) pursuant to the Optional Share Purchase Agreement, dated September 9, 2020, by and between the Company and the Purchasers, as amended and supplemented to date. The Optional Shares were issued in transactions not requiring registration under the Securities Act, in reliance on the exemption contained in Section 4(a)(2) of the Securities Act.